Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 3,214	$ 3,304
Prepaid insurance and subscriptions	4,180	1,337
Other	2,194	1,005
Prepayments	$ 9,588	$ 5,646